Financial statements preparation - Voluntary presentation changes, non-interest income and operating expenses (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income statement
Net interest income	[1]	$ 16,907	$ 16,505	$ 15,516
Net fee income			2,424	2,603
Net wealth management and insurance income	[1]	1,029	2,061	1,800
Trading income	[1]	929	945	1,202
Other income		129	72	529
Net operating income before operating expenses and impairment charges	[1]	20,649	22,007	21,650
Operating expenses	[1]	(10,106)	(9,566)	(9,282)
Impairment charges	[1]	(794)	(710)	(853)
Profit before income tax	[1]	9,749	11,731	11,515
Income tax expense	[1]	(2,959)	(3,632)	(3,518)
Net profit for the year	[1]	6,790	8,099	7,997
Net fee income
Facility fees		730	1,365	1,350
Transaction fees		1,225	1,182	1,258
Other non-risk fee income			98	229
Fee income		1,879	2,645	2,837
Credit card loyalty programs		(121)	(126)	(152)
Transaction fee related expenses		(103)	(95)	(82)
Fee expenses		(224)	(221)	(234)
Net fee income	[1]	1,655	2,424	2,603
Operating expenses (extract)
Total other expenses		1,726	1,536	1,500
Total operating expenses	[1]	10,106	9,566	9,282
Reported
Income statement
Net interest income			16,505	15,516
Non-interest income			5,628	6,286
Net operating income before operating expenses and impairment charges			22,133	21,802
Operating expenses			(9,692)	(9,434)
Impairment charges			(710)	(853)
Profit before income tax			11,731	11,515
Income tax expense			(3,632)	(3,518)
Net profit for the year			8,099	7,997
Net fee income
Facility fees			1,347	1,333
Transaction fees			1,105	1,193
Other non-risk fee income			98	229
Fee income			2,550	2,755
Net fee income			2,550	2,755
Operating expenses (extract)
Credit card loyalty programs			126	152
Total other expenses			1,662	1,652
Total operating expenses			9,692	9,434
Presentation changes
Income statement
Non-interest income			(5,628)	(6,286)
Net fee income			2,424	2,603
Net wealth management and insurance income			2,061	1,800
Trading income			945	1,202
Other income			72	529
Net operating income before operating expenses and impairment charges			(126)	(152)
Operating expenses			126	152
Net fee income
Facility fees			18	17
Transaction fees			77	65
Fee income			95	82
Credit card loyalty programs			(126)	(152)
Transaction fee related expenses			(95)	(82)
Fee expenses			(221)	(234)
Net fee income			(126)	(152)
Operating expenses (extract)
Credit card loyalty programs			(126)	(152)
Total other expenses			(126)	(152)
Total operating expenses			(126)	$ (152)
Parent Entity
Income statement
Net interest income	[1]	14,217	13,853
Net fee income			2,172
Trading income	[1]	956	919
Other income		2,684	2,633
Net operating income before operating expenses and impairment charges	[1]	18,779	19,577
Operating expenses	[1]	(8,631)	(8,000)
Impairment charges	[1]	(750)	(682)
Profit before income tax	[1]	9,398	10,895
Income tax expense	[1]	(2,277)	(2,751)
Net profit for the year	[1]	7,121	8,144
Net fee income
Facility fees		680	1,351
Transaction fees		1,046	939
Other non-risk fee income			54
Fee income		1,088	2,344
Credit card loyalty programs		(90)	(101)
Transaction fee related expenses		(76)	(71)
Fee expenses		(166)	(172)
Net fee income	[1]	922	2,172
Operating expenses (extract)
Total other expenses		1,485	1,256
Total operating expenses	[1]	$ 8,631	8,000
Parent Entity | Reported
Income statement
Net interest income			13,853
Non-interest income			5,825
Net operating income before operating expenses and impairment charges			19,678
Operating expenses			(8,101)
Impairment charges			(682)
Profit before income tax			10,895
Income tax expense			(2,751)
Net profit for the year			8,144
Net fee income
Facility fees			1,333
Transaction fees			886
Other non-risk fee income			54
Fee income			2,273
Net fee income			2,273
Operating expenses (extract)
Credit card loyalty programs			101
Total other expenses			1,357
Total operating expenses			8,101
Parent Entity | Presentation changes
Income statement
Non-interest income			(5,825)
Net fee income			2,172
Trading income			919
Other income			2,633
Net operating income before operating expenses and impairment charges			(101)
Operating expenses			101
Net fee income
Facility fees			18
Transaction fees			53
Fee income			71
Credit card loyalty programs			(101)
Transaction fee related expenses			(71)
Fee expenses			(172)
Net fee income			(101)
Operating expenses (extract)
Credit card loyalty programs			(101)
Total other expenses			(101)
Total operating expenses			$ (101)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.